Baird SmallCap Value Fund (Prospectus Summary) | Baird SmallCap Value Fund
Baird SmallCap Value Fund
Investment Objective
The investment objective of the Baird SmallCap Value Fund (the "Fund") is to provide long-term capital appreciation.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment) None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Baird SmallCap Value Fund		Investor Class Shares	Institutional Class Shares
Management Fees		0.85%	0.85%
Distribution and Service (12b-1) Fees		0.25%	none
Other Expenses	[1]	1.55%	1.55%
Total Annual Fund Operating Expenses		2.65%	2.40%
Less: Expense Reimbursement	[2]	1.40%	1.40%
Total Annual Fund Operating Expenses After Expense Reimbursement		1.25%	1.00%
[1]	"Other Expenses" are based on estimated amounts for the current fiscal year.
[2]	Robert W. Baird & Co. Incorporated (the "Advisor") has contractually agreed to waive management fees and/or reimburse other expenses in order to limit the Fund's total annual fund operating expenses to 1.25% of average daily net assets for the Investor Class shares and 1.00% of average daily net assets for the Institutional Class shares. This obligation includes interest expense and the fees and expenses incurred by the Fund in connection with the Fund's investments in other investment companies and excludes taxes, brokerage commissions and extraordinary expenses. If such excluded expenses were incurred, Fund expenses would be higher. The Advisor is entitled to recoup the fees waived and/or expenses reimbursed within a three-year period from the time the expenses were incurred to the extent of the expense limitation. The agreement will continue in effect at least through April 30, 2013 and may only be terminated prior to the end of this term by or with the consent of the Board of Directors.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same. Please note that the one-year numbers below are based on the Fund's net expenses resulting from the expense reimbursement agreement described above.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Baird SmallCap Value Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years
Investor Class Shares	127	690
Institutional Class Shares	102	614

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance.
Principal Investment Strategies
The Fund normally invests at least 80% of its net assets in common stocks in a diversified portfolio of companies with small market capitalizations. The
Advisor defines small-cap companies as those companies with market capitalizations within the range of companies in the Russell 2000® Value Index at the time of investment. Although the Fund invests principally in U.S.
companies, the Fund may invest up to 15% of its total assets in equity securities (consisting of common stocks, ordinary shares and ADRs) of foreign companies that are traded on U.S. exchanges. The Advisor seeks to identify industries and business models that it believes are priced at a discount to their true value because they are currently out of favor with the market or have earnings or profit potential that may be underestimated by Wall Street analysts.
The Advisor seeks to purchase small-cap securities believed to have favorable valuation characteristics and opportunities for increased growth. The Fund may have significant investments in the financial services sector.

The Advisor will typically sell a security held by the Fund when the investment thesis changes, the company's fundamentals deteriorate, the Advisor identifies portfolio structure or risk management needs and/or the security's valuation relative to its peer group is no longer attractive.
Principal Risks
Please be aware that you may lose money by investing in the Fund. The following is a summary description of certain risks of investing in the Fund.

Stock Market Risks
Stock prices vary and may fall, thus reducing the value of the Fund's investments. Certain stocks selected for the Fund's portfolio may decline in value more than the overall stock market. The U.S. and international markets have experienced extreme price volatility, reduced liquidity and valuation difficulties in recent years. Continuing market problems may have adverse effects on the Fund.

Value-Style Investing Risks
Because the Fund focuses on value-style stocks, its performance may at times be better or worse than the performance of funds that focus on other types of stocks or that have a broader investment style. Value style investing may go out of favor with investors, negatively impacting the Fund's growth and performance.
Value stocks may also fail to appreciate as much as anticipated, and their intrinsic value may not be recognized by the broader market.

Management Risks
The Advisor's judgments about the attractiveness, value and potential appreciation of particular companies' stocks may prove to be incorrect. Such errors could result in a negative return and a loss to you.

Equity Securities Risks
Equity securities may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors or companies in which the Fund invests.

Common Stock Risks
Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. Holders of common stocks are generally subject to greater risk than holders of preferred stocks and debt obligations of the same issuer because common stockholders generally have inferior rights to receive payments from issuers in comparison with the rights of preferred stockholders, bondholders and other creditors.

Small Market Capitalization Risks
Stocks of companies with small market capitalizations involve a higher degree of risk than investments in the broad-based equities market. Small-cap stocks are often more volatile and less liquid than investments in larger companies, and are more likely to be adversely affected by poor economic or market conditions.
In addition, small-cap companies may lack the management experience, financial resources and product diversification of larger companies, making them more susceptible to market pressures and business failure.

Financial Sector Risks
The Fund may invest a relatively large percentage of its assets in the financial sector and, therefore, the Fund's performance may be adversely affected by volatility in financial and credit markets. Financial services companies are subject to extensive government regulation, interest rate risk, credit losses and price competition, among other factors.

Foreign Securities Risks
Securities of foreign issuers and ADRs are subject to certain inherent risks, such as political or economic instability of the country of issue and greater fluctuation in price than the securities of domestic corporations. Foreign companies generally are not subject to uniform auditing and financial reporting standards comparable to those applicable to domestic companies.
Performance
No historical performance is available for the Fund because it did not commence operation until May 1, 2012. The Fund's primary benchmark index against which it will measure performance will be the Russell 2000® Value Index.